Related parties	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The Company’s related parties include key management personnel and directors. Unless otherwise stated, none of the transactions incorporated special terms and conditions and no guarantees were given or received. Outstanding balances payable are usually settled in cash and relate to director fees.

The Company had incurred no related party transactions and had no outstanding balance with related parties for the years ended June 30, 2023 and 2022.
Compensation of key management personnel

Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Company, including members of the Company's Board of Directors. The Company considers key management to be the members of the Board of Directors and five officers.

The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2023 and 2022 were as follows:

	June 30	June 30
	2023	2022
	$	$
Short-term benefits	2,162	3,271
Long-term benefits	90	54
Shared-based payment transactions	1,208	8,335
Total compensation	3,460	11,660